Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and equipment

	2012	2011

Land	$2,772	$2,772
Buildings	9,929	9,902
Furniture, fixtures and equipment	5,249	5,365
Construction in progress	66	3

	18,016	18,042
Less: Accumulated depreciation	(8,441)	(8,202)

	$9,575	$9,840